Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000011741
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 31,418	$ 33,300	$ 27,557	$ 25,579	$ 24,131	$ 22,683	$ 22,200	$ 21,428	$ 21,332	$ 23,841	$ 22,972	$ 20,318	$ 22,152	$ 18,967	$ 16,602	$ 18,243	$ 19,305	$ 21,525	$ 19,787	$ 18,002	$ 16,650	$ 17,809	$ 17,229	$ 17,857	$ 15,347	$ 17,036	$ 18,098	$ 18,002	$ 20,366	$ 20,270	$ 17,825	$ 19,211	$ 23,369	$ 30,251	$ 31,905	$ 32,513	$ 41,437	$ 47,006	$ 50,556	$ 45,523	$ 48,027	$ 47,638	$ 50,397	$ 44,646	$ 47,300	$ 45,910	$ 52,309	$ 51,139	$ 46,590	$ 44,251	$ 36,779	$ 37,268	$ 35,910	$ 33,903	$ 29,758	$ 25,966	$ 21,310	$ 17,192	$ 19,584	$ 19,740	$ 18,466	$ 18,806	$ 17,136	$ 17,093	$ 19,089	$ 19,640	$ 18,804	$ 17,585	$ 17,647	$ 16,712	$ 16,416	$ 15,075	$ 13,180	$ 14,484	$ 14,447	$ 16,023	$ 16,109	$ 14,189	$ 14,490	$ 14,067	$ 12,669	$ 12,856	$ 12,935	$ 12,778	$ 11,911	$ 11,911	$ 11,498	$ 11,173	$ 11,281	$ 11,006	$ 10,927	$ 10,858	$ 10,080	$ 9,647	$ 9,421	$ 9,303	$ 8,584	$ 8,909	$ 8,938	$ 9,539	$ 9,391	$ 9,391	$ 8,791	$ 8,622	$ 8,594	$ 8,566	$ 8,031	$ 8,331	$ 9,410	$ 9,429	$ 9,176	$ 9,129	$ 9,542	$ 10,330	$ 10,220	$ 10,259	$ 10,353	$ 10,291	$ 10,503	$ 9,898	$ 10,000
C000011740
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 31,111	32,954	27,263	25,312	23,903	22,439	21,951	21,247	21,138	23,632	22,764	20,109	21,951	18,808	16,477	18,049	19,133	21,355	19,621	17,886	16,531	17,670	17,073	17,724	15,230	16,911	17,941	17,886	20,217	20,109	17,692	19,076	23,204	30,025	31,691	32,281	41,127	46,691	50,204	45,229	47,691	47,332	50,078	44,355	46,996	45,626	51,986	50,828	46,311	43,979	36,560	37,049	35,696	33,722	29,591	25,823	21,197	17,094	19,480	19,640	18,374	18,724	17,051	17,021	19,000	19,538	18,722	17,512	17,563	16,643	16,353	15,005	13,128	14,426	14,388	15,963	16,051	14,136	14,443	14,022	12,629	12,820	12,890	12,739	11,877	11,867	11,467	11,146	11,256	10,975	10,895	10,835	10,053	9,632	9,402	9,291	8,570	8,891	8,921	9,522	9,372	9,382	8,780	8,609	8,590	8,561	8,017	8,323	9,401	9,420	9,172	9,124	9,535	10,327	10,215	10,255	10,351	10,287	10,502	9,896	10,000
C000011752
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,329	13,402	13,232	13,329	13,062	12,844	12,594	12,507	12,289	12,550	12,223	12,006	11,984	11,352	10,742	10,894	11,156	11,352	11,173	10,815	10,855	10,835	10,815	11,193	10,715	10,616	9,700	9,759	10,576	10,616	10,311	11,208	11,263	11,996	11,941	12,801	13,186	12,966	13,259	13,296	13,571	13,442	13,371	13,302	13,180	12,867	13,024	13,319	13,458	13,197	12,658	12,658	12,902	12,780	12,286	11,855	11,141	10,941	12,801	12,917	12,751	12,519	12,552	12,469	12,552	12,585	12,436	12,026	11,995	12,011	11,838	11,759	11,161	11,019	11,098	11,381	11,161	11,460	11,192	11,370	11,578	11,756	11,741	11,979	11,994	11,949	11,964	11,934	11,905	11,712	11,606	11,648	11,550	11,353	11,311	11,058	10,932	10,764	11,241	11,395	11,339	11,115	10,918	10,552	10,605	10,353	9,981	9,782	9,888	10,088	10,101	9,742	9,981	10,154	10,189	10,428	10,503	10,214	10,189	9,975	10,000
C000011751
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 13,269	13,342	13,171	13,269	13,000	12,780	12,537	12,450	12,252	12,494	12,165	11,946	11,924	11,288	10,696	10,850	11,113	11,310	11,117	10,776	10,796	10,796	10,776	11,157	10,676	10,576	9,654	9,714	10,536	10,576	10,276	11,160	11,215	11,952	11,915	12,762	13,149	12,928	13,223	13,241	13,517	13,388	13,325	13,255	13,133	12,835	12,975	13,273	13,413	13,168	12,626	12,626	12,870	12,748	12,258	11,824	11,106	10,922	12,776	12,893	12,709	12,492	12,526	12,442	12,526	12,559	12,415	12,003	11,971	11,987	11,813	11,734	11,132	11,005	11,069	11,369	11,148	11,449	11,184	11,363	11,557	11,737	11,722	11,961	11,976	11,931	11,961	11,931	11,886	11,692	11,592	11,634	11,535	11,338	11,309	11,055	10,928	10,745	11,225	11,380	11,338	11,112	10,900	10,537	10,590	10,350	9,976	9,789	9,883	10,083	10,096	9,749	9,976	10,163	10,190	10,430	10,506	10,215	10,190	9,975	10,000
C000011754
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,546	13,694	14,010	14,562	13,951	13,872	13,986	13,372	13,197	13,109	12,710	12,155	12,564	11,970	11,210	11,522	11,765	12,515	11,955	11,371	11,503	11,522	11,277	12,162	11,221	11,663	10,176	10,091	11,173	11,352	11,032	12,207	11,992	13,125	13,414	14,489	14,977	14,423	15,258	14,936	15,697	15,043	15,822	15,642	15,281	14,854	15,101	14,953	14,543	13,476	12,402	12,377	12,492	12,304	11,158	10,355	10,038	9,290	11,516	12,056	12,708	11,849	11,929	11,444	11,214	11,619	11,705	11,103	11,749	11,418	11,352	11,470	10,626	10,934	10,560	11,352	11,580	11,903	11,656	12,116	12,722	13,109	13,196	13,897	12,875	12,496	12,445	12,218	12,247	12,028	11,423	11,336	11,003	10,619	10,293	10,047	9,533	9,511	10,272	10,358	10,177	9,989	9,525	9,241	9,356	9,356	8,347	8,405	8,931	9,154	9,385	8,989	9,169	10,005	10,465	10,551	10,851	10,300	10,393	10,093	10,000
C000011753
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 13,477	13,625	13,940	14,493	13,891	13,812	13,913	13,310	13,144	13,057	12,657	12,102	12,511	11,917	11,158	11,470	11,713	12,463	11,909	11,325	11,457	11,476	11,240	12,116	11,174	11,617	10,139	10,054	11,137	11,316	10,987	12,162	11,947	13,080	13,362	14,446	14,925	14,371	15,207	14,892	15,645	14,992	15,770	15,597	15,236	14,809	15,055	14,908	14,497	13,438	12,363	12,346	12,453	12,273	11,125	10,329	10,011	9,271	11,491	12,024	12,676	11,825	11,904	11,419	11,188	11,594	11,679	11,077	11,723	11,400	11,326	11,451	10,607	10,915	10,540	11,334	11,561	11,885	11,637	12,098	12,705	13,085	13,180	13,883	12,859	12,478	12,427	12,208	12,237	12,018	11,409	11,329	10,987	10,610	10,283	10,043	9,521	9,506	10,269	10,348	10,174	9,985	9,521	9,240	9,356	9,349	8,344	8,402	8,929	9,153	9,385	8,987	9,168	9,999	10,467	10,553	10,854	10,302	10,395	10,093	10,000
C000011764
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,463	15,916	15,530	16,000	15,715	15,396	15,009	14,858	14,371	14,825	14,506	14,271	14,388	13,750	12,793	13,095	13,599	13,918	13,555	13,059	13,323	13,241	12,927	13,422	12,614	12,861	11,953	11,524	12,564	13,142	12,552	13,668	13,466	14,474	14,555	14,837	15,186	14,823	15,092	14,783	15,173	15,038	14,983	15,174	14,817	14,409	14,205	13,976	14,014	13,542	12,394	12,573	12,841	12,382	11,859	11,581	11,233	10,411	11,708	12,414	12,635	12,264	12,137	11,893	11,778	11,917	11,959	11,425	11,785	11,567	11,436	11,316	10,728	11,088	10,957	11,491	11,458	11,512	11,320	11,351	11,485	11,495	11,526	11,865	11,474	11,361	11,207	11,084	10,929	10,919	10,724	10,674	10,503	10,323	10,183	10,043	9,883	9,722	9,742	9,943	9,913	9,883	9,602	9,650	9,749	9,550	9,012	9,061	9,361	9,510	9,620	9,181	9,450	9,879	9,825	10,068	10,195	10,019	10,204	9,912	10,000
C000097939
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 15,305	15,741	15,372	15,842	15,556	15,237	14,868	14,717	14,247	14,684	14,365	14,147	14,247	13,626	12,687	12,972	13,475	13,811	13,429	12,950	13,198	13,131	12,818	13,313	12,504	12,768	11,860	11,447	12,471	13,049	12,459	13,560	13,358	14,365	14,446	14,728	15,077	14,714	14,996	14,688	15,077	14,929	14,888	15,079	14,722	14,314	14,110	13,881	13,932	13,460	12,326	12,504	12,772	12,313	11,792	11,514	11,178	10,356	11,642	12,348	12,568	12,198	12,070	11,839	11,723	11,862	11,907	11,372	11,732	11,514	11,383	11,274	10,675	11,045	10,914	11,438	11,405	11,471	11,280	11,311	11,445	11,455	11,486	11,826	11,435	11,332	11,167	11,054	10,899	10,889	10,694	10,644	10,473	10,292	10,162	10,021	9,861	9,700	9,720	9,921	9,891	9,861	9,579	9,637	9,737	9,537	8,997	9,047	9,347	9,507	9,607	9,167	9,447	9,877	9,814	10,059	10,186	10,010	10,205	9,912	10,000
C000011757
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 46,762	44,249	35,776	33,306	31,442	29,535	29,189	27,867	28,343	31,356	30,662	27,282	28,929	25,808	21,908	23,966	25,288	27,845	25,613	23,576	21,453	22,796	21,929	22,861	19,459	21,734	22,341	21,799	24,270	23,945	21,135	23,258	27,902	35,749	37,626	37,980	48,729	54,634	56,567	52,476	56,013	54,770	54,778	48,886	50,369	47,867	52,220	49,489	48,678	47,514	39,785	41,456	40,881	37,657	34,064	30,735	25,880	21,481	23,765	24,059	22,401	22,313	20,523	20,311	21,030	22,006	21,847	20,380	21,081	20,303	20,018	19,050	16,995	18,385	18,153	20,315	20,487	18,824	18,854	18,522	17,336	17,322	17,541	17,292	15,804	15,838	15,525	14,701	14,881	14,481	14,028	14,171	13,333	12,778	12,375	12,138	11,040	11,255	11,564	11,985	11,623	11,524	10,789	10,883	10,590	10,613	9,863	10,144	11,224	11,269	10,890	10,260	10,718	11,486	10,856	10,840	10,814	10,625	10,840	10,052	10,000
C000011758
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 45,553	43,179	34,912	32,510	30,694	28,851	28,516	27,231	27,678	30,639	29,968	26,673	28,292	25,248	21,422	23,461	24,745	27,259	25,081	23,070	21,003	22,344	21,478	22,399	19,076	21,310	21,897	21,394	23,824	23,489	20,748	22,835	27,394	35,107	36,957	37,313	47,884	53,699	55,608	51,603	55,084	53,877	53,902	48,110	49,577	47,123	51,426	48,737	47,956	46,821	39,209	40,867	40,307	37,138	33,605	30,317	25,537	21,206	23,457	23,755	22,124	22,038	20,275	20,071	20,790	21,754	21,605	20,157	20,850	20,088	19,813	18,858	16,828	18,208	17,984	20,125	20,300	18,658	18,689	18,365	17,197	17,182	17,405	17,161	15,684	15,724	15,415	14,597	14,785	14,389	13,938	14,087	13,256	12,704	12,309	12,077	10,982	11,204	11,511	11,933	11,576	11,478	10,749	10,845	10,552	10,579	9,834	10,116	11,197	11,243	10,865	10,243	10,703	11,471	10,844	10,827	10,804	10,617	10,834	10,050	10,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
Morgan Stanley (SSB US) Index: J.P. Morgan Emerging Markets Bond Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Account Value	$ 13,613	13,806	13,644	13,882	13,631	13,322	13,077	12,997	12,767	13,038	12,771	12,647	12,778	12,200	11,547	11,705	12,018	12,201	11,972	11,711	11,779	11,716	11,604	11,866	11,502	11,465	10,656	10,639	11,362	11,471	11,149	11,887	11,884	12,588	12,702	13,592	13,990	13,797	14,055	14,052	14,349	14,210	14,151	14,048	13,900	13,599	13,731	14,091	14,246	13,980	13,461	13,465	13,719	13,649	13,160	12,714	11,986	11,723	13,607	13,740	13,534	13,267	13,330	13,293	13,354	13,255	13,096	12,666	12,614	12,583	12,407	12,284	11,765	11,608	11,658	11,915	11,737	11,944	11,646	11,787	11,899	12,074	12,039	12,283	12,289	12,199	12,193	12,148	12,146	11,935	11,836	11,853	11,749	11,576	11,533	11,306	11,146	10,999	11,468	11,613	11,566	11,363	11,162	10,797	10,817	10,628	10,292	10,100	10,118	10,261	10,267	9,993	10,124	10,217	10,167	10,328	10,368	10,201	10,179	10,093	10,000
Morgan Stanley (SSB US) Index: J.P. Morgan Emerging Markets Bond Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Account Value	$ 13,613	13,806	13,644	13,882	13,631	13,322	13,077	12,997	12,767	13,038	12,771	12,647	12,778	12,200	11,547	11,705	12,018	12,201	11,972	11,711	11,779	11,716	11,604	11,866	11,502	11,465	10,656	10,639	11,362	11,471	11,149	11,887	11,884	12,588	12,702	13,592	13,990	13,797	14,055	14,052	14,349	14,210	14,151	14,048	13,900	13,599	13,731	14,091	14,246	13,980	13,461	13,465	13,719	13,649	13,160	12,714	11,986	11,723	13,607	13,740	13,534	13,267	13,330	13,293	13,354	13,255	13,096	12,666	12,614	12,583	12,407	12,284	11,765	11,608	11,658	11,915	11,737	11,944	11,646	11,787	11,899	12,074	12,039	12,283	12,289	12,199	12,193	12,148	12,146	11,935	11,836	11,853	11,749	11,576	11,533	11,306	11,146	10,999	11,468	11,613	11,566	11,363	11,162	10,797	10,817	10,628	10,292	10,100	10,118	10,261	10,267	9,993	10,124	10,217	10,167	10,328	10,368	10,201	10,179	10,093	10,000
Morgan Stanley Index: MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
Morgan Stanley Index: MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
Morgan Stanley Index: Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	10,000
Morgan Stanley Index: Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	10,000
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,803	31,778	28,040	27,559	26,670	26,024	25,867	25,442	25,174	26,726	26,102	24,276	24,408	22,688	20,221	21,308	22,399	23,163	22,483	20,870	20,857	21,163	20,876	21,084	19,392	20,630	19,566	18,140	19,822	20,494	18,259	19,734	20,529	23,134	22,768	23,048	26,463	26,370	27,534	25,730	27,039	26,194	25,927	24,277	24,654	23,342	23,796	23,397	23,475	22,400	19,748	19,724	20,004	19,474	18,033	17,620	16,012	13,844	16,271	17,476	17,314	17,113	16,302	16,005	16,190	16,490	16,114	15,057	15,976	15,288	15,085	14,249	12,780	14,056	13,707	15,214	15,279	14,446	14,143	14,088	13,580	13,710	13,732	14,177	13,418	13,346	12,914	12,563	12,217	12,132	11,932	11,897	11,620	11,450	11,387	11,069	10,711	10,674	10,230	10,663	10,668	10,700	10,195	10,196	10,032	10,038	9,369	9,225	9,980	10,211	10,189	9,585	9,970	10,586	10,418	10,588	10,464	10,538	10,508	9,832	10,000
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,803	31,778	28,040	27,559	26,670	26,024	25,867	25,442	25,174	26,726	26,102	24,276	24,408	22,688	20,221	21,308	22,399	23,163	22,483	20,870	20,857	21,163	20,876	21,084	19,392	20,630	19,566	18,140	19,822	20,494	18,259	19,734	20,529	23,134	22,768	23,048	26,463	26,370	27,534	25,730	27,039	26,194	25,927	24,277	24,654	23,342	23,796	23,397	23,475	22,400	19,748	19,724	20,004	19,474	18,033	17,620	16,012	13,844	16,271	17,476	17,314	17,113	16,302	16,005	16,190	16,490	16,114	15,057	15,976	15,288	15,085	14,249	12,780	14,056	13,707	15,214	15,279	14,446	14,143	14,088	13,580	13,710	13,732	14,177	13,418	13,346	12,914	12,563	12,217	12,132	11,932	11,897	11,620	11,450	11,387	11,069	10,711	10,674	10,230	10,663	10,668	10,700	10,195	10,196	10,032	10,038	9,369	9,225	9,980	10,211	10,189	9,585	9,970	10,586	10,418	10,588	10,464	10,538	10,508	9,832	10,000
Morgan Stanley Index: Emerging Markets Debt Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Blended Index
Account Value	$ 13,387	13,577	13,417	13,652	13,404	13,100	12,860	12,781	12,555	12,821	12,559	12,437	12,566	11,998	11,355	11,511	11,818	11,998	11,773	11,516	11,583	11,522	11,412	11,669	11,311	11,274	10,479	10,463	11,174	11,280	10,963	11,690	11,687	12,379	12,491	13,366	13,758	13,568	13,822	13,819	14,111	13,974	13,916	13,815	13,670	13,373	13,503	13,857	14,009	13,748	13,237	13,241	13,491	13,422	12,942	12,502	11,787	11,528	13,381	13,512	13,309	13,064	13,086	13,037	13,084	13,013	12,865	12,485	12,414	12,399	12,221	12,146	11,632	11,464	11,510	11,772	11,568	11,795	11,556	11,674	11,802	11,977	11,932	12,170	12,194	12,118	12,150	12,128	12,130	11,924	11,846	11,877	11,779	11,590	11,550	11,315	11,155	10,997	11,475	11,645	11,606	11,401	11,226	10,822	10,855	10,651	10,307	10,103	10,123	10,277	10,283	9,968	10,108	10,218	10,176	10,351	10,407	10,206	10,159	10,034	10,000
Morgan Stanley Index: Emerging Markets Debt Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Blended Index
Account Value	$ 13,387	13,577	13,417	13,652	13,404	13,100	12,860	12,781	12,555	12,821	12,559	12,437	12,566	11,998	11,355	11,511	11,818	11,998	11,773	11,516	11,583	11,522	11,412	11,669	11,311	11,274	10,479	10,463	11,174	11,280	10,963	11,690	11,687	12,379	12,491	13,366	13,758	13,568	13,822	13,819	14,111	13,974	13,916	13,815	13,670	13,373	13,503	13,857	14,009	13,748	13,237	13,241	13,491	13,422	12,942	12,502	11,787	11,528	13,381	13,512	13,309	13,064	13,086	13,037	13,084	13,013	12,865	12,485	12,414	12,399	12,221	12,146	11,632	11,464	11,510	11,772	11,568	11,795	11,556	11,674	11,802	11,977	11,932	12,170	12,194	12,118	12,150	12,128	12,130	11,924	11,846	11,877	11,779	11,590	11,550	11,315	11,155	10,997	11,475	11,645	11,606	11,401	11,226	10,822	10,855	10,651	10,307	10,103	10,123	10,277	10,283	9,968	10,108	10,218	10,176	10,351	10,407	10,206	10,159	10,034	10,000
Morgan Stanley Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,293	14,312	14,846	15,537	14,564	14,333	14,290	13,748	13,671	13,610	13,281	12,678	13,295	12,795	11,847	12,326	12,657	13,488	12,697	12,233	12,442	12,584	12,214	13,061	12,105	12,278	10,692	11,035	12,500	12,448	12,479	13,367	13,308	14,092	14,418	14,862	15,149	14,870	15,502	15,350	15,986	15,578	16,702	16,673	16,295	15,899	16,143	16,021	15,544	14,480	13,254	12,986	13,198	12,913	11,853	11,042	10,958	10,038	11,866	12,526	13,139	12,227	12,244	11,748	11,528	12,119	12,269	11,548	12,452	12,195	12,094	12,066	11,095	11,397	10,946	11,990	12,054	12,389	12,123	12,648	13,113	13,171	13,421	14,069	12,987	12,537	12,512	12,088	12,136	11,872	11,204	11,092	10,774	10,543	10,283	9,978	9,460	9,439	9,895	9,871	9,746	9,509	9,054	8,706	9,043	8,994	7,943	7,956	8,508	8,702	9,055	8,452	8,715	9,581	10,295	10,569	11,010	10,224	10,371	10,060	10,000
Morgan Stanley Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,293	14,312	14,846	15,537	14,564	14,333	14,290	13,748	13,671	13,610	13,281	12,678	13,295	12,795	11,847	12,326	12,657	13,488	12,697	12,233	12,442	12,584	12,214	13,061	12,105	12,278	10,692	11,035	12,500	12,448	12,479	13,367	13,308	14,092	14,418	14,862	15,149	14,870	15,502	15,350	15,986	15,578	16,702	16,673	16,295	15,899	16,143	16,021	15,544	14,480	13,254	12,986	13,198	12,913	11,853	11,042	10,958	10,038	11,866	12,526	13,139	12,227	12,244	11,748	11,528	12,119	12,269	11,548	12,452	12,195	12,094	12,066	11,095	11,397	10,946	11,990	12,054	12,389	12,123	12,648	13,113	13,171	13,421	14,069	12,987	12,537	12,512	12,088	12,136	11,872	11,204	11,092	10,774	10,543	10,283	9,978	9,460	9,439	9,895	9,871	9,746	9,509	9,054	8,706	9,043	8,994	7,943	7,956	8,508	8,702	9,055	8,452	8,715	9,581	10,295	10,569	11,010	10,224	10,371	10,060	10,000
Morgan Stanley Index: Custom MSIM Global Allocation
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 17,172	17,573	17,164	17,638	17,279	16,863	16,521	16,293	15,825	16,312	15,976	15,652	15,683	15,002	13,948	14,274	14,814	15,151	14,786	14,288	14,495	14,346	13,912	14,350	13,587	13,885	13,033	12,611	13,678	14,216	13,534	14,451	14,425	15,509	15,497	15,817	16,436	16,060	16,314	15,845	16,367	16,151	15,999	15,930	15,724	15,247	15,121	15,016	15,110	14,624	13,525	13,720	14,011	13,523	12,947	12,659	12,316	11,488	12,623	13,229	13,249	12,945	12,797	12,557	12,451	12,527	12,519	11,944	12,315	12,085	11,935	11,773	11,176	11,571	11,456	12,052	12,062	12,000	11,795	11,855	11,882	11,890	11,993	12,348	11,889	11,759	11,573	11,447	11,357	11,286	11,027	11,001	10,811	10,679	10,612	10,419	10,209	10,084	10,151	10,341	10,273	10,275	10,024	9,968	9,998	9,839	9,335	9,314	9,649	9,755	9,889	9,436	9,646	10,060	10,057	10,205	10,281	10,045	10,189	9,869	10,000
Morgan Stanley Index: Custom MSIM Global Allocation
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 17,172	17,573	17,164	17,638	17,279	16,863	16,521	16,293	15,825	16,312	15,976	15,652	15,683	15,002	13,948	14,274	14,814	15,151	14,786	14,288	14,495	14,346	13,912	14,350	13,587	13,885	13,033	12,611	13,678	14,216	13,534	14,451	14,425	15,509	15,497	15,817	16,436	16,060	16,314	15,845	16,367	16,151	15,999	15,930	15,724	15,247	15,121	15,016	15,110	14,624	13,525	13,720	14,011	13,523	12,947	12,659	12,316	11,488	12,623	13,229	13,249	12,945	12,797	12,557	12,451	12,527	12,519	11,944	12,315	12,085	11,935	11,773	11,176	11,571	11,456	12,052	12,062	12,000	11,795	11,855	11,882	11,890	11,993	12,348	11,889	11,759	11,573	11,447	11,357	11,286	11,027	11,001	10,811	10,679	10,612	10,419	10,209	10,084	10,151	10,341	10,273	10,275	10,024	9,968	9,998	9,839	9,335	9,314	9,649	9,755	9,889	9,436	9,646	10,060	10,057	10,205	10,281	10,045	10,189	9,869	10,000
Morgan Stanley Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724	10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847	10,000
Morgan Stanley Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	$ 46,740	$ 43,893	$ 44,038	$ 42,825	$ 41,951	$ 42,677	$ 39,981	$ 37,723	$ 39,394	$ 38,713	$ 36,240	$ 35,358	$ 33,859	$ 30,531	$ 30,972	$ 32,753	$ 33,050	$ 31,972	$ 29,926	$ 28,621	$ 28,342	$ 26,528	$ 26,847	$ 24,782	$ 26,836	$ 25,667	$ 24,249	$ 26,861	$ 28,173	$ 25,154	$ 27,318	$ 27,968	$ 31,809	$ 30,612	$ 31,970	$ 34,971	$ 34,247	$ 34,039	$ 31,326	$ 33,184	$ 31,988	$ 30,968	$ 29,140	$ 29,548	$ 27,666	$ 27,199	$ 27,205	$ 27,408	$ 26,203	$ 23,769	$ 24,604	$ 25,819	$ 23,404	$ 21,732	$ 20,825	$ 19,515	$ 17,000	$ 18,854	$ 20,232	$ 19,790	$ 19,210	$ 18,394	$ 17,890	$ 17,888	$ 18,026	$ 17,628	$ 16,495	$ 17,607	$ 16,846	$ 16,380	$ 15,814	$ 14,510	$ 15,875	$ 15,708	$ 17,251	$ 17,155	$ 16,265	$ 15,801	$ 15,651	$ 14,994	$ 14,941	$ 15,363	$ 15,776	$ 14,733	$ 14,619	$ 14,188	$ 13,659	$ 13,483	$ 13,241	$ 12,898	$ 12,932	$ 12,604	$ 12,322	$ 12,182	$ 11,696	$ 11,314	$ 11,176	$ 10,938	$ 11,201	$ 11,160	$ 11,216	$ 10,711	$ 10,753	$ 10,548	$ 10,645	$ 9,973	$ 9,977	$ 10,567	$ 10,724	$ 10,694	$ 9,846	$ 10,096	$ 10,749	$ 10,396	$ 10,583	$ 10,436	$ 10,384	$ 10,503	$ 9,847	$ 10,000